Restatements (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS
Accounts receivable, net of allowance of $87	$ 133	$ 520		$ 2,617
Prepaid expenses	272	900		242
Current assets held for sale		23		645
Total current assets	439	1,687		7,234
NON-CURRENT ASSETS
Property and equipment, net	747	824		2,619
Intangible assets, net	3,223			1,545
Non-current assets held for sale				1,023
Other assets	26	27		26
Total non-current assets	3,996	851		5,213
TOTAL ASSETS	4,435	2,538		12,447
CURRENT LIABILITIES
Accounts payable	1,292	1,416		2,350
Accrued liabilities	898	828		1,080
Derivative liabilities	2,159	3,104		3,694
Current portion of long-term debt				500
Current liabilities held for sale -		34		43
Total current liabilities	6,457	6,732		7,667
NON-CURRENT LIABILITIES
COMMITMENTS AND CONTINGENCIES
Total liabilities	6,457	6,732		7,667
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, value
Common stock, value	58	53		49
Additional paid-in-capital	117,123	113,310		108,585
Accumulated deficit	(117,532)	(115,886)		(102,236)
Treasury stock, at cost	(1,671)	(1,671)		(1,618)
Total stockholders' equity (deficit)	(2,022)	(4,194)	$ 2,617	4,780	$ 11,487
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 4,435	$ 2,538		12,447
As Reported [Member]
CURRENT ASSETS
Cash (pledged as collateral for credit)			1,748	3,730
Accounts receivable, net of allowance of $87			2,014	2,617
Prepaid expenses			208	242
Current assets held for sale			1,087	645
Total current assets			5,057	7,234
NON-CURRENT ASSETS
Property and equipment, net			2,448	2,619
Intangible assets, net			1,407	1,545
Non-current assets held for sale			1,018	1,023
Other assets			26	26
Total non-current assets			4,899	5,213
TOTAL ASSETS			9,956	12,447
CURRENT LIABILITIES
Accounts payable			2,537	2,350
Accrued liabilities			914	1,080
Derivative liabilities
Current portion of long-term debt			500	500
Current liabilities held for sale -			15	43
Total current liabilities			3,966	3,973
NON-CURRENT LIABILITIES
Long-term debt, net of current portion
Long-term debt, net of current portion - related party
COMMITMENTS AND CONTINGENCIES
Total liabilities			3,966	3,973
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, value
Common stock, value			50	49
Additional paid-in-capital			123,510	122,424
Accumulated deficit			(115,929)	(112,381)
Treasury stock, at cost			(1,641)	(1,618)
Total stockholders' equity (deficit)			5,990	8,474
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)			9,956	12,447
Restatement Adjustment [Member]
CURRENT ASSETS
Cash (pledged as collateral for credit)
Accounts receivable, net of allowance of $87
Prepaid expenses
Current assets held for sale
Total current assets
NON-CURRENT ASSETS
Property and equipment, net
Intangible assets, net
Non-current assets held for sale
Other assets
Total non-current assets
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable
Accrued liabilities
Derivative liabilities			3,373	3,694
Current portion of long-term debt
Current liabilities held for sale -
Total current liabilities			3,373	3,694
NON-CURRENT LIABILITIES
Long-term debt, net of current portion
Long-term debt, net of current portion - related party
COMMITMENTS AND CONTINGENCIES
Total liabilities			3,373	3,694
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, value
Common stock, value
Additional paid-in-capital			(13,839)	(13,839)
Accumulated deficit			10,466	10,145
Treasury stock, at cost
Total stockholders' equity (deficit)			(3,373)	(3,694)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
As Restated [Member]
CURRENT ASSETS
Cash (pledged as collateral for credit)			1,748	3,730
Accounts receivable, net of allowance of $87			2,014	2,617
Prepaid expenses			208	242
Current assets held for sale			1,087	645
Total current assets			5,057	7,234
NON-CURRENT ASSETS
Property and equipment, net			2,448	2,619
Intangible assets, net			1,407	1,545
Non-current assets held for sale			1,018	1,023
Other assets			26	26
Total non-current assets			4,899	5,213
TOTAL ASSETS			9,956	12,447
CURRENT LIABILITIES
Accounts payable			2,537	2,350
Accrued liabilities			914	1,080
Derivative liabilities
Current portion of long-term debt			500	500
Current liabilities held for sale -			15	43
Total current liabilities			7,339	7,667
NON-CURRENT LIABILITIES
Total liabilities			7,339	7,667
STOCKHOLDERS' EQUITY (DEFICIT) (Numbers of shares rounded to thousands)
Preferred stock, value
Common stock, value			50	49
Additional paid-in-capital			109,671	108,585
Accumulated deficit			(105,463)	(102,236)
Treasury stock, at cost			(1,641)	(1,618)
Total stockholders' equity (deficit)			2,617	4,780
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)			$ 9,956	$ 12,447